SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 241
Lease liabilities	2,577	$ 241
Long Term leases	1,758	241	₪ 1,758	₪ 458
Current portion of long-term leases	819	217
Non-current portion of long-term leases	2,577	241
Industrial areas and office facilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	458	600
Additions	2,381	283
Accretion	(745)	(482)
Accumulated interest	185	58
Exchange rate differences	305	(1)
Discontinued operation	(7)
Lease liabilities	2,577	458
Non-current portion of long-term leases	$ 2,577	$ 458